Fair values measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial assets	$ 1,315	$ 417
Current derivative financial assets	1,092	0
Long -term borrowings	44,375	31,750
Financial liabilities	63,448	41,146
Financial liabilities measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial liabilities		92
Financial liabilities, at fair value		92
At fair value [member] | Financial liabilities not measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Long -term borrowings	45,549	32,155
At fair value [member] | Financial liabilities measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial liabilities		92
At fair value [member] | Level 2 [member] | Financial liabilities not measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Long -term borrowings	45,549	32,155
At fair value [member] | Level 2 [member] | Financial liabilities measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial liabilities		92
Financial liabilities not measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Long -term borrowings	44,375	31,750
Financial liabilities	44,375	31,750
Financial assets measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial assets	1,315	417
Current derivative financial assets	1,092
Financial assets, at fair value	2,407	417
Financial assets measured at fair value [member] | At fair value [member]
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial assets	1,315	417
Current derivative financial assets	1,092
Financial assets measured at fair value [member] | At fair value [member] | Level 2 [member]
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial assets	1,315	$ 417
Current derivative financial assets	$ 1,092